Annual Total Returns - Fidelity Mid-Cap Stock K6 Fund [BarChart] - 04.30 Fidelity Mid-Cap Stock K6 Fund PRO-03 - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Mid-Cap Stock K6 Fund
Bar Chart Table:
Annual Return 2020	11.27%